Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract] [Standard Label]
Schedule of amounts due to related parties
	December 31, 2021	December 31, 2022
TKK Symphony Sponsor 1	500	-
	$500	$-